RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)						12 Months Ended
	Jan. 30, 2024	Jan. 01, 2021	Oct. 01, 2020	Jan. 01, 2020	Jun. 24, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Apr. 16, 2020
Related Party Transaction [Line Items]
Annual service						$ 2,503,856	$ 1,594,124
Shares issued upon exercise of warrants						28,770,478	28,770,478
Rent						$ 48,000	$ 48,000
Shares issued for service shares							7,354,312
Major Shareholder [Member]
Related Party Transaction [Line Items]
Note payable	$ 165,000
Maturity date	Jan. 30, 2025
Interest expense						2,658	$ 0
Accrued interest						2,658
Major Shareholder [Member] | Major Shareholder [Member]
Related Party Transaction [Line Items]
Interest rate	1.75%
Benjamin Kaplan [Member]
Related Party Transaction [Line Items]
Annual service						0	0
Shares issued upon exercise of warrants									3,358,498
Warrants issued during period, value									$ 720,695
Annual salary compensation						24,000
Benjamin Kaplan [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
CEO Fee						288,000	288,000
Benjamin Kaplan [Member] | Executive Consulting Agreement [Member]
Related Party Transaction [Line Items]
Initial term		36 months			24 months
Accrued expenses						1,417,548	1,009,148
Equity payable						3,157,789	3,157,789
Annual service						408,400	408,400
Payments to CEO						$ 0
Common stock issued and outstanding percentage									5.00%	5.00%
Warrants exercise price										$ 0.01
Warrant expiry date										Apr. 16, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award						the CEO shall be granted shares of common stock or new series of preferred shares of the Company that is convertible into common stock equal to 10% of the value of all the consideration, including any stock, cash or debt of such completed transaction.
[custom:SignificantTransactionAmount]						$ 250,000
Accrued compensation						0	0
Other expenses						3,000
Reimbursement expenses						700
Rent						4,000
Benjamin Kaplan [Member] | Executive Consulting Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Payment for contingent consideration									$ 500,000
Payment of consideration for rendered services									$ 1,000,000
James Cardwell [Member] | Consulting Agreement [Member]
Related Party Transaction [Line Items]
Compensaion paid			$ 1,500
Accrued expense						0	13,600
Chief Techonology Officer [Member] | Executive Employment Agreement [Member]
Related Party Transaction [Line Items]
Accrued expenses						$ 209,597	$ 209,597
Shares issued for service shares								6,015,793
Shares issued for service value								$ 27,372
Chief Techonology Officer [Member] | Executive Employment Agreement [Member] | Service [Member]
Related Party Transaction [Line Items]
Annual service				$ 120,000